Annual Operating Expenses - VIPAssetManagerPortfolio-InitialServiceService2PRO - VIPAssetManagerPortfolio-InitialServiceService2PRO - VIP Asset Manager Portfolio	Apr. 30, 2025
VIP Asset Manager Portfolio - Initial Class
Operating Expenses:
Management fee	0.50%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[1]
Total annual operating expenses	0.52%
VIP Asset Manager Portfolio - Service Class
Operating Expenses:
Management fee	0.50%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.02%	[1]
Total annual operating expenses	0.62%
VIP Asset Manager Portfolio - Service Class 2
Operating Expenses:
Management fee	0.50%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[1]
Total annual operating expenses	0.77%

[1]	A Adjusted to reflect current fees.